Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThe Company evaluated events or transactions that occurred after the Statement of Net Assets Available for Benefits date for potential recognition or disclosure through June 24, 2026, the date the financial statements were issued.